                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, NY 10281-1008

August 3, 2004

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Global Fund
      Registration No. 2-31661
      File No. 811-1810

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby  made on behalf  Oppenheimer
Global Fund (the  "Registrant")  pursuant to Rule 497(e) of the Securities Act of 1933  and the  Investment  Company  Act of 1940.  This  filing  includes  a
Prospectus  supplement  dated  August 2, 2004 to the  Registrant's  Prospectus dated November 21, 2003.

Please contact me if you have any questions regarding this filing.  Thank you.

                                          Sincerely,

                                          /s/ Peter E. Pisapia
                                          ------------------------------------
                                          Peter E. Pisapia
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-0248

cc:   Mayer, Brown Rowe & Maw
      Ms. Gloria LaFond

                            OPPENHEIMER GLOBAL FUND
                     Supplement dated August 2, 2004 to the
                       Prospectus dated November 21, 2003

The Prospectus is changed as follows:

The  Prospectus  Supplement  dated  January 7, 2004 is deleted  and  replaced by this supplement.

1.   The following  reference is added directly under the "Annual Fund Operating
     Expenses" table on page 8:

     Effective  January  1, 2004 the  management  fee  schedule  is  revised  as described  below in "How the  Fund is  Managed  - The  Manager  -  Advisory
     Fees." Had the revised  management  fee schedule  been in effect during the
     Fund's  fiscal  year ended  September  30, 2003 the  "Management  Fees" and
     "Total  Operating  Expenses"  in the  table  above  would  be the  same  as those shown above.

2.   The section titled "Portfolio Manager" on page 12 is replaced with the following:

     Portfolio  Managers.  Effective  August 2, 2004, the portfolio  managers of the Fund  are  William  Wilby  and  Rajeev  Bhaman.  They  are the  persons principally  responsible  for  the  day-to-day  management  of  the  Fund's portfolio.  Mr. Wilby is a Vice  President of the Fund. He is a Senior Vice
     President (since October 1992) and Senior Investment  Officer,  Director of
     Equities of the Manager  (since August  2004).  Mr. Wilby also serves as an officer and portfolio  manager for other  Oppenheimer  funds. Mr. Bhaman is a Vice  President  of the  Manager  (since  November  1996)  and  portfolio manager of other Oppenheimer funds.  He is a Chartered Financial Analyst.

3.   The section titled "Advisory Fees" on page 13 is revised to read as follows:

     Advisory  Fees.  Effective  January  1, 2004 the Fund pays the  Manager  an advisory  fee at an annual rate that  declines as the Fund's  assets  grow:
     0.80% of the first $250  million of average  annual net assets of the Fund,
     0.77% of the next $250 million,  0.75% of the next $500  million,  0.69% of the next $1  billion,  0.67% on the next  $1.5  billion,  0.65% on the next
     $2.5  billion,  0.63% of the next $2.5 billion and 0.60% of average  annual net  assets  in excess of $8.5  billion.  Prior to  January  1,  2004,  the annual  advisory  fee rate was 0.80% of the first  $250  million of average annual net  assets of the Fund,  0.77% of the next $250  million,  0.75% of the next  $500  million,  0.69% of the next $1  billion,  0.67% on the next
     $1.5  billion,  0.65%  on the  next  $2.5  billion,  0.63%  of the  next $4 billion  and 0.61% of average  annual net assets in excess of $10  billion.
     The Fund's  management  fee for the fiscal year ended  September  30, 2003, was 0.67% of average annual net assets for each class of shares.

August 2, 2004                                                    PS0330.036